Note 4 - Inventories 1	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Text Block]	4. Inventories: Inventories in the accompanying consolidated balance sheets relate to bunkers and lubricants on board the vessels.
Costamare Bulkers Holdings Limited Predecessor [Member]
Inventory Disclosure [Text Block]	4. Inventories: Inventories in the accompanying predecessor combined carve-out balance sheet relate to bunkers, lubricants and spare parts on board the vessels.